Accounts and Bills Receivable, Net	12 Months Ended
Mar. 31, 2012
Accounts and Bills Receivable, Net [Abstract]
ACCOUNTS AND BILLS RECEIVABLE, NET
8.	ACCOUNTS AND BILLS RECEIVABLE, NET

	March 31, 2012	March 31, 2011
	US$	US$
Accounts receivable	13,318,143	24,669,150
Less: Allowance for doubtful accounts	—	(768)

Accounts receivable, net	13,318,143	24,668,382
Bills receivable	16,954,919	10,963,912

Accounts and bills receivable, net	30,273,062	35,632,294

	Fiscal years ended
	March 31, 2012	March 31, 2011	March 31, 2010
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	768	115,024	65,308
Additions	—	768	56,336
Amount written-off as uncollectible during the fiscal year	(768)	(115,024)	(6,362)
Exchange realignment	—	—	(258)

Balance at end of fiscal year	—	768	115,024